                                                              File Nos. 33-34801
                                                                       811-06106

    As filed with the Securities and Exchange Commission on March 14, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                         Pre-Effective Amendment No. ___                [_]

                         Post-Effective Amendment No. 33                [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                          [X]

                                Amendment No. 34                        [X]

                        (Check appropriate box or boxes)

                           PIONEER MID CAP VALUE FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Mid Cap Value Fund,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [X]     immediately upon filing pursuant to paragraph (b)

        [_]     on [date] pursuant to paragraph (b)

        [_]     60 days after filing pursuant to paragraph (a)(1)

        [_]     on [date] pursuant to paragraph (a)(1)

        [_]     75 days after filing pursuant to paragraph (a)(2)

        [_]     on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of March, 2011.

                                         PIONEER MID CAP VALUE FUND


                                    By: /s/ Daniel K. Kingsbury
                                        --------------------------------
                                        Daniel K. Kingsbury
                                        Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 14, 2011:

        Signature                       Title
        ---------                       -----

        John F. Cogan, Jr.*             Chairman of the Board,
        John F. Cogan, Jr.              President (Principal Executive
                                        Officer) and Trustee

        Mark E. Bradley*                Treasurer (Principal
        Mark E. Bradley                 Financial and Accounting
                                        Officer)

        David R. Bock*                  Trustee
        David R. Bock

        Mary K. Bush*                   Trustee
        Mary K. Bush

        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman

        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


        /s/ Daniel K. Kingsbury         Executive Vice President and
        -----------------------         Trustee
        Daniel K. Kingsbury


        Thomas J. Perna*                Trustee
        Thomas J. Perna

        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


   *By: /s/ Daniel K. Kingsbury         Dated:  March 14, 2011
        -----------------------------
        Daniel K. Kingsbury
        Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension  Presentation Linkbase